PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2019 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Equity Real Estate Investment Trusts (1.0%)
Public Storage	5.15%	06/02/2022	91,127	2,364,746

Total investment in preferred stocks (1.0%) (cost $2,285,483)				2,364,746

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	974,669	999,232
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	506,167	510,906

Total investment in commercial mortgage-backed securities (0.6%) (cost $1,499,109)				1,510,138

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (1.1%)
FedEx Corp.	4.75%	11/15/2045	2,500,000	2,689,972

Airlines (0.4%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	803,758	849,548

Apparel & Luxury Goods (2.2%)
Hanesbrands Inc.	4.63%	05/15/2024	2,000,000	2,105,000
VF Corp.	3.50%	09/01/2021	3,000,000	3,073,608

				5,178,608

Auto Components (1.3%)
APTIV plc	4.25%	01/15/2026	3,000,000	3,197,883

Building Products (1.1%)
Masco Corp.	4.45%	04/01/2025	2,500,000	2,707,745

Capital Markets (1.3%)
Charles Schwab Corp.	3.45%	02/13/2026	3,000,000	3,172,827

Chemicals (1.3%)
Praxair Inc.	3.20%	01/30/2026	2,977,000	3,149,708

Commercial Services & Supplies (1.4%)
Waste Management Inc.	3.50%	05/15/2024	1,500,000	1,580,601
Waste Management Inc.	3.15%	11/15/2027	1,500,000	1,578,617

				3,159,218

Consumer Finance (1.3%)
Mastercard Inc.	3.38%	04/01/2024	3,000,000	3,186,222

Containers & Packaging (1.1%)
Sealed Air Corp.	5.25%	04/01/2023	2,500,000	2,662,500

Equity Real Estate Investment Trusts (1.7%)
Iron Mountain Inc.	6.00%	08/15/2023	2,000,000	2,047,200
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,101,708

				4,148,908

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	3.00%	05/18/2027	3,000,000	3,179,016
Mondelez International Inc.	4.13%	05/07/2028	2,500,000	2,785,870

				5,964,886

Health Care Equipment (2.4%)
Danaher Corp.	3.35%	09/15/2025	3,000,000	3,186,639
Hologic Inc.	4.38%	10/15/2025	2,500,000	2,562,500

				5,749,139

Hotel Restaurant & Leisure (0.9%)
Hilton Worldwide Finance LLC	4.63%	04/01/2025	2,000,000	2,060,000

Household Products (2.2%)
The Clorox Company	3.50%	12/15/2024	2,500,000	2,658,707
The Procter & Gamble Co.	2.85%	08/11/2027	2,500,000	2,642,885

				5,301,592

Industrial Conglomerates (1.3%)
Pentair Finance SA	3.15%	09/15/2022	3,050,000	3,094,600

Interactive Media & Services (1.0%)
Alphabet Inc.	2.00%	08/15/2026	2,500,000	2,507,113

Life Sciences Tools & Services (1.3%)
Agilent Technologies Inc.	3.05%	09/22/2026	3,000,000	3,063,750

Machinery (1.9%)
Fortive Corp.	3.15%	06/15/2026	2,000,000	2,030,456
Xylem Inc.	3.25%	11/01/2026	2,500,000	2,577,538

				4,607,994

Media (1.1%)
The Walt Disney Co. [l]	2.95%	06/15/2027	2,500,000	2,661,440

Multiline Retail (0.8%)
Nordstrom Inc.	4.00%	03/15/2027	2,000,000	2,040,854

Pharmaceuticals (1.1%)
Merck & Co., Inc.	3.40%	03/07/2029	2,500,000	2,711,897

Snack & Juice Bars (1.0%)
Starbucks Corp.	2.45%	06/15/2026	2,500,000	2,518,265

Software (4.9%)
Adobe Systems Inc.	3.25%	02/01/2025	2,500,000	2,636,118
Autodesk Inc.	4.38%	06/15/2025	2,500,000	2,705,570
Cadence Design Systems Inc.	4.38%	10/15/2024	2,500,000	2,693,292
Microsoft Corp.	2.40%	08/08/2026	1,500,000	1,527,683
Microsoft Corp.	4.25%	02/06/2047	2,000,000	2,481,246

				12,043,909

Technology Hardware (1.4%)
Apple Inc.	2.85%	02/23/2023	2,000,000	2,058,892
Apple Inc.	4.38%	05/13/2045	1,000,000	1,210,594

				3,269,486

Transportation & Infrastructure (1.1%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	2,500,000	2,652,077

Total investment in corporate bonds (39.1%) (cost $89,802,038)				94,350,141

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	4,336,472
International Finance Corp.	2.00%	10/24/2022	5,000,000	5,056,360
International Finance Corp.	2.13%	04/07/2026	4,000,000	4,114,472

Total investment in supranational bonds (5.6%) (cost $12,713,993)				13,507,304

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	1.38%	12/15/2019	2,000,000	1,997,890
U.S. Treasury	1.88%	06/30/2020	2,000,000	2,000,156
U.S. Treasury	2.88%	10/31/2020	2,000,000	2,022,500
U.S. Treasury	2.25%	03/31/2021	3,000,000	3,022,032
U.S. Treasury	2.38%	03/15/2022	3,000,000	3,057,189
U.S. Treasury	1.75%	07/15/2022	3,000,000	3,011,835
U.S. Treasury	1.88%	08/31/2022	2,000,000	2,016,796
U.S. Treasury	2.50%	03/31/2023	2,000,000	2,062,890
U.S. Treasury	2.88%	10/31/2023	3,000,000	3,153,867
U.S. Treasury	2.50%	01/31/2024	5,000,000	5,193,555
U.S. Treasury	2.38%	02/29/2024	2,000,000	2,069,140
U.S. Treasury	2.13%	03/31/2024	3,000,000	3,072,540
U.S. Treasury	1.75%	07/31/2024	3,000,000	3,026,484
U.S. Treasury	1.25%	08/31/2024	2,000,000	1,971,954
U.S. Treasury	2.25%	11/15/2024	3,000,000	3,098,085
U.S. Treasury	2.00%	02/15/2025	3,000,000	3,063,165
U.S. Treasury	2.25%	11/15/2025	3,000,000	3,111,210
U.S. Treasury	2.63%	01/31/2026	2,000,000	2,121,172
U.S. Treasury	2.25%	03/31/2026	2,000,000	2,078,126
U.S. Treasury	1.88%	07/31/2026	4,000,000	4,065,936
U.S. Treasury	2.00%	11/15/2026	3,000,000	3,076,524
U.S. Treasury	2.25%	02/15/2027	2,000,000	2,086,640
U.S. Treasury	2.38%	05/15/2027	3,000,000	3,161,133
U.S. Treasury	2.25%	08/15/2027	3,000,000	3,136,290
U.S. Treasury	2.75%	02/15/2028	6,000,000	6,514,218
U.S. Treasury	2.88%	05/15/2028	3,000,000	3,292,734
U.S. Treasury	2.88%	08/15/2028	3,000,000	3,298,593
U.S. Treasury	3.13%	11/15/2028	4,000,000	4,490,624
U.S. Treasury	2.63%	02/15/2029	5,000,000	5,411,525

U.S. Treasury	2.38%	05/15/2029	3,000,000	3,185,859
U.S. Treasury	1.63%	08/15/2029	4,000,000	3,981,564
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,505,312
U.S. Treasury	3.13%	11/15/2041	2,000,000	2,383,204
U.S. Treasury	2.50%	02/15/2045	2,000,000	2,152,032
U.S. Treasury	3.00%	08/15/2048	2,000,000	2,378,438
U.S. Treasury	3.00%	02/15/2049	4,000,000	4,769,220
U.S. Treasury	2.88%	05/15/2049	3,000,000	3,498,867
U.S. Treasury	2.25%	08/15/2049	1,000,000	1,028,477
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,138,310	1,141,808
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,133,530	1,122,213
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,081,860	1,095,431
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,224,640	1,374,557

Total investment in U.S. government treasury bonds (49.9%) (cost $114,044,281)				120,301,785

Total investment in long-term securities (96.2%) (cost $220,344,904)				232,034,114

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Time Deposits (2.3%)
BBH Cash Management Service
Sumitomo, Tokyo	1.25%	10/01/2019	5,515,782	5,515,782

U.S. Treasury Bill (1.2%)
U.S. Treasury Bill	2.01%	03/26/2020	3,000,000	2,964,779

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (1.1%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.01%			2,703,939

Total short-term securities (4.6%) (cost $11,184,500)				11,184,500

Total securities (100.8%) (cost $231,529,404)				243,218,614

Payable upon return of securities loaned (-1.1%)				(2,703,939)

Other assets and liabilities (0.3%)				832,529

Total net assets (100.0%)				241,347,204

l	This security, or partial position of this security, was on loan at September 30, 2019. The total value of the securities on loan at September 30, 2019 was $2,649,783.
plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security